HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042                                                   HV-7969 – State of Iowa Retirement Investors Club 403(b)

Supplement dated December 7, 2016 to your Prospectus

FUND RE-OPENING

ARTISAN MID CAP VALUE FUND – INVESTOR CLASS

Effective November 21, 2016, Artisan Mid Cap Value Fund was re-opened to new investors.  All references to the closure of the Artisan Mid Cap Value Fund in the Prospectus are deleted.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.